Subsequent Events (Sale of Minority Interest Investment) (Details) (USD $) In Millions, unless otherwise specified			1 Months Ended
	Sep. 01, 2013 Best Partner [Member]	May 31, 2014 Subsequent Event [Member] FL Mobile Inc. [Member] Best Partner [Member]	May 31, 2014 Subsequent Event [Member] FL Mobile Inc. [Member] Private Placement [Member] Common Shares [Member]	Jun. 30, 2014 Subsequent Event [Member] NationSky [Member] Private Placement [Member] Common Shares [Member]
Subsequent Event [Line Items]
Aggregate consideration received for issuance of subsidiary's shares			$ 15	$ 18
Percentage of subsidiary's shares newly issued to noncontrolling interest			3.75%	3.40%
Maximum percentage of subsidiary's shares potentially to be issued to noncontrolling interest				2.30%
Estimated aggregate consideration for potential issuance of subsidiary's shares			10	12
Percentage of equity interest acquired	100.00%	100.00%
Redemption restriction period			12 months	24 months
Minimum valuation of subsidiary				$ 550